RELATED PARTY TRANSACTIONS	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

14.  RELATED PARTY TRANSACTIONS

The Company utilizes and subleases office and lab space in Connecticut which is being leased from an unrelated landlord by 4Catalyzer Corporation (“4C”), which is owned by a related party. The Company pays rent to 4C on a month-to-month basis, and no lease agreement has been entered into. For the nine months ended September 30, 2021 and 2020, the Company paid a total of approximately $103 and $76, respectively, to 4C.

Certain expenses incurred at 4Bionics were allocated to its subsidiaries, including Liminal. Expenses that broadly benefited 4Bionics and its subsidiaries were allocated evenly amongst its three subsidiaries. Expenses that were incurred on behalf of the employees of each company were allocated based on each subsidiary’s relative headcount. Total expenses allocated to Liminal for the nine months ended September 30, 2021 and 2020 were $10 and $7, respectively. The method used to allocate common expenses of 4Bionics to Liminal is reasonable.

In January 2018, the Company entered into a Promissory Note (the “Note”) with one of its employees (the “Borrower”) in the amount of $90. The Note bears interest at a rate equal to 1.68% per annum. If the Borrower remains employed with the Company on the maturity date of January 11, 2022, $90 of the then outstanding principal amount and all interest accrued to that date will be forgiven and Borrower will no longer be required to repay the amount. Interest on the Note is payable annually in cash on the anniversary date of the Note, and as of September 30, 2021 and December 31, 2020, interest receivable in the amount of $0 and $2, respectively, are included in Prepaid expenses and other current expenses on the condensed consolidated and combined balance sheets. No interest income was recognized for the nine months ended September 30, 2021 and 2020.

The Company also makes payments to 4C to prefund the acquisition of capital assets and these amounts are included in Other assets — related party on the condensed consolidated and combined balance sheets. Such prepaid advances were $996 and $1,154 at September 30, 2021 and December 31, 2020, respectively.

The Company is a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. Under the ARTSA, the Company and the other participant companies agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provides for 4C to perform certain services for the Company and each other participant company such as monthly administrative, management and technical consulting services to the Company which are pre-funded approximately once a quarter. The Company incurred expenses of $3,354 and $1,498 during the nine months ended September 30, 2021 and 2020, respectively. The amounts advanced to and due from 4C at September 30, 2021 and December 31, 2020, related to operating expenses was $0 and $1,496, respectively, and is included in Due from related parties on the condensed consolidated and combined balance sheets. There was also $1,221 and $11 of amounts due to 4C for expenses paid on their behalf at September 30, 2021 and December 31, 2020, respectively. These payables are included in Due to related parties on the condensed consolidated and combined balance sheets.

The ARTSA also provides for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, which include payments made to third parties on behalf of the Company. The amounts remaining payable at September 30, 2021 and December 31, 2020 are $112 and $124, respectively, and are included in the Due to related parties on the condensed consolidated and combined balance sheets. In addition, the Company has transactions with these other entities under common ownership which include payments made by the Company to third parties on behalf of the other entities and the amounts remaining receivable are in the aggregate $13 at September 30, 2021 and the amounts remaining payable are in the aggregate $30 at December 31, 2020, and are reflected in the Due from related parties on the condensed consolidated and combined balance sheets. All amounts are paid or received throughout the year within 30 days after the end of each month.

Hyperfine and Liminal entered into Technology and Services Exchange Agreements (each, a “TSEA” and collectively, the “TSEA”) with other participant companies controlled by the Rothbergs. A TSEA by and among Butterfly Network, Inc., AI Therapeutics, Inc., Quantum-Si Incorporated, 4Bionics LLC, Tesseract Health, Inc., Detect, Inc. (f/k/a Homodeus Inc.), Hyperfine and Liminal was signed in November 2020; a TSEA by and among Quantum-Si Incorporated, AI Therapeutics, Inc., 4Bionics LLC, Tesseract Health, Inc., Detect, Inc., Hyperfine and Liminal was signed in February 2021 (and which Protein Evolution, Inc. joined in August 2021); and a TSEA by and among Hyperfine, Liminal, AI Therapeutics, Inc., Tesseract Health, Inc. and Detect, Inc. was signed in July 2021 and will become effective upon the Closing. Under the TSEA, Hyperfine and Liminal may, in their discretion, permit the use of non-core technologies, which include any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant, such as software, hardware, electronics, fabrication and supplier information, vendor lists and contractor lists, by other participant companies.

14. RELATED PARTY TRANSACTIONS

The Company utilizes and subleases office and lab space in Connecticut which is being leased from an unrelated landlord by 4Catalyzer Corporation, (“4C”), which is owned by a related party. The Company pays rent to 4C on a month-to-month basis, and no lease agreement has been entered into. During 2020 and 2019 a total of approximately $113 and $107, respectively, was paid to 4C.

Certain expenses incurred at 4Bionics were allocated to its subsidiaries, including Liminal. Expenses that broadly benefited 4Bionics and its subsidiaries were allocated evenly amongst its three subsidiaries. Expenses that were incurred on behalf of the employees of each company were allocated based on each subsidiary’s relative headcount. Total expenses allocated to Liminal in 2020 and 2019 were $64 and $8, respectively. The method used to allocate common expenses of 4Bionics to Liminal is reasonable.

In January 2018, the Company entered into a Promissory Note (the “Note”) with one of its employees (the “Borrower”) in the amount of $90. The Note bears interest at a rate equal to 1.68% per annum. If the Borrower remains employed with the Company on the maturity date of January 11, 2022, $90 of the then outstanding principal amount and all interest accrued to that date will be forgiven and Borrower will no longer be required to repay the amount. Interest on the Note is payable annually in cash on the anniversary date of the Note, and as of December 31, 2020 and 2019, interest receivable in the amount of $2 and $2, respectively, are included in Prepaid expenses and other current expenses on the combined balance sheets, and interest income of $2 and $2, respectively, were recognized as of December 31, 2020 and 2019.

The Company also makes payments to 4C to prefund the acquisition of capital assets and these amounts are included in Other assets  —  related party on the combined balance sheets. Such prepaid advances were $1,154 and $1,380 at December 31, 2020 and 2019, respectively.

The Company is a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. Under the ARTSA, the Company and the other participant companies agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provides for 4C to perform certain services for the Company and each other participant company such as monthly administrative, management and technical consulting services to the Company which are pre-funded approximately once a quarter. The Company incurred expenses from 4C of $2,160 and $2,812 during the years ended December 31, 2020 and 2019 respectively. The amounts advanced and due from 4C at December 31, 2020 and 2019, related to operating expenses was $1,496 and $665, respectively, and is included in Due from related parties on the combined balance sheets. There was also $11 and $3 of amounts due to 4C for expenses paid on their behalf. These payables are included in Due to related parties on the combined balance sheets.

The ARTSA also provides for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, which include payments made to third parties on behalf of the Company. The amounts remaining payable at December 31, 2020 and 2019 are $124 and $105, respectively, and are included in the due to related parties on the combined balance sheets. In addition, the Company has transactions with these other entities under common ownership which include payments made by the Company to third parties on behalf of the other entities and the amounts remaining payable at the end of each calendar year are in the aggregate $30 and $18, and are reflected in the due from related parties on the combined balance sheets at December 31, 2020 and 2019, respectively. All amounts are paid or received throughout the year within 30 days after the end of each month.

Beginning in November 2020, Hyperfine and Liminal entered into a Technology and Services Exchange Agreement (the “TSEA”) by and among Hyperfine, Liminal and Butterfly Network, Inc. Under the TSEA, Hyperfine and Liminal may, in their discretion, permit the use of non-core technologies, which include any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant, such as software, hardware, electronics, fabrication and supplier information, vendor lists and contractor lists, by other participant companies.

HEALTHCOR CATALIO ACQUISITION CORP
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On November 24, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 4,312,500 shares of Class B ordinary shares (the “Founder Shares”). In December 2020, our sponsor transferred 35,000 Class B ordinary shares to each of Dr. Wolfgang and Mr. Weinstein for their service as independent directors. In January 2021, our sponsor transferred 35,000 Class B ordinary shares to Mr. Harris for his service as an independent director. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares. The Founder Shares included an aggregate of up to 675,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares (excluding the Private Placement Shares and assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering) upon the completion of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsor, initial shareholders, and independent directors (disclosed above) have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; or (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on January 26, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of up to $10,000 per month for office space, secretarial and administrative services.

Promissory Note — Related Party

On November 23, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) March 31, 2021 or (i) the consummation of the Initial Public Offering. As of December 31, 2020, there was $38,375 in borrowings outstanding under the Promissory Note. The balance of the Promissory Note was repaid in February 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the initial shareholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into shares of the post-Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares.

Forward Purchase Arrangement

The Sponsor has indicated an interest to purchase up to an aggregate of $25 million of the Company’s Class A ordinary shares in a private placement that would occur concurrently with the consummation of the initial Business Combination. However, because indications of interest are not binding agreements or commitments to purchase, the Sponsor may determine not to purchase any such shares, or to purchase fewer shares than it has indicated an interest in purchasing. Furthermore, the Company is not under any obligation to sell any such shares.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On November 24, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 4,312,500 shares of Class B ordinary shares (the “Founder Shares”). In December 2020, our sponsor transferred 35,000 Class B ordinary shares to each of Dr. Wolfgang and Mr. Weinstein for their service as independent directors. In January 2021, our sponsor transferred 35,000 Class B ordinary shares to Mr. Harris for his service as an independent director. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares. The Founder Shares included an aggregate of up to 675,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares (excluding the Private Placement Shares and assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering) upon the completion of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsor, initial shareholders, and independent directors (disclosed above) have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; or (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On November 23, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) June 30, 2021 or (i) the consummation of the Initial Public Offering. As of December 31, 2020, there was $38,375 in borrowings outstanding under the Promissory Note. The balance of the Promissory Note was repaid in February 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the initial shareholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into shares of the post-Business Combination entity at a price of $10.00 per share. The shares would be identical to the Private Placement Shares.

Forward Purchase Arrangement

The Sponsor has indicated an interest to purchase up to an aggregate of $25 million of the Company’s Class A ordinary shares in a private placement that would occur concurrently with the consummation of the initial Business Combination. However, because indications of interest are not binding agreements or commitments to purchase, the Sponsor may determine not to purchase any such shares, or to purchase fewer shares than it has indicated an interest in purchasing. Furthermore, the Company is not under any obligation to sell any such shares.